Stock-based Compensation Summary of Stock Appreciation Rights Activity (Details) - Stock Appreciation Rights (SARs) $ / shares in Units, $ in Millions	12 Months Ended
Sep. 30, 2016 USD ($) $ / shares shares
Stock Based Compensation Activity [Line Items]
Risk-free interest rate, minimum	0.45%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average SAR Price, Outstanding beginning balance | $ / shares	$ 29.53
Weighted Average SAR Price, Granted | $ / shares	43.86
Weighted Average SAR Price, Exercised | $ / shares	27.41
Weighted Average SAR Price, Forfeited or expired | $ / shares	36.33
Weighted Average SAR Price, Outstanding ending balance | $ / shares	30.49
Weighted Average SAR Price, Exercisable | $ / shares	$ 29.23
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding Roll Forward]
Shares Subject to SAR, Outstanding beginning balance | shares	1,740,100
Shares Subject to SAR, Granted | shares	54,749
Shares Subject to SAR, Exercised | shares	(494,480)
Shares Subject to SAR, Forfeited or expired | shares	(99,204)
Shares Subject to SAR, Outstanding ending balance | shares	1,201,165
Shares Subject to SAR, Exercisable | shares	1,114,543
Weighted Average Remaining Contractual Life (years), Outstanding	4 years 219 days
Weighted Average Remaining Contractual Life (years), Exercisable	4 years 110 days
Aggregate Intrinsic Value SAR, Outstanding | $	$ 19
Aggregate Intrinsic Value SAR, Exercisable | $	$ 19